Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 1,229,008	$ 1,728,794
Restricted cash	173,441	185,959
Trade receivables	125,642	181,455
Flight equipment held for operating leases, net	54,306,782	57,825,056
Investment in finance leases, net	2,033,033	1,929,220
Flight equipment held for sale	64,084	304,362
Prepayments on flight equipment	4,628,946	4,586,848
Maintenance rights and lease premium, net	3,777,875	4,444,520
Other intangibles, net	196,238	208,879
Deferred tax assets	109,662	121,571
Associated companies	724,745	705,087
Other assets	2,378,135	2,348,017
Total Assets	69,747,591	74,569,768
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,789,922	1,958,096
Accrued maintenance liability at beginning of period	2,315,468	2,900,651
Lessee deposit liability	743,485	773,753
Debt	47,927,887	50,204,678
Deferred tax liabilities	1,859,478	2,085,230
Commitments and contingencies
Total Liabilities	54,636,240	57,922,408
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of June 30, 2022 and December 31, 2021; 250,347,345 and 250,347,345 ordinary shares issued and 245,848,357 and 245,395,448 ordinary shares outstanding (including 5,032,769 and 5,822,811 shares of unvested restricted stock) as of June 30, 2022 and December 31, 2021, respectively	3,024	3,024
Additional paid-in capital	8,546,331	8,522,694
Treasury shares, at cost (4,498,988 and 4,951,897 ordinary shares as of June 30, 2022 and December 31, 2021, respectively)	(259,646)	(285,901)
Accumulated other comprehensive income (loss)	2,926	(79,335)
Accumulated retained earnings	6,741,794	8,410,261
Total AerCap Holdings N.V. shareholders’ equity	15,034,429	16,570,743
Non-controlling interest	76,922	76,617
Total Equity	15,111,351	16,647,360
Total Liabilities and Equity	69,747,591	74,569,768
Variable interest entity, primary beneficiary
Assets
Restricted cash	73,847	94,721
Flight equipment held for operating leases, net	2,990,298	3,411,087
Other assets	141,869	100,638
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	99,709	86,894
Accrued maintenance liability at beginning of period	107,341	132,996
Debt	$ 1,064,501	$ 1,113,876